INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Member]
INTANGIBLE ASSETS (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets	September 30, 2014	December 31, 2013
Distributor relationship	$314,000	$314,000
IP/technology/patents	403,363	332,179
Domain names	131,000	46,000
Non-compete covenants	23,000	23,000
Subtotal	871,363	715,179
Less accumulated amortization	(70,459)	(32,750)
Intangible assets, net	$800,904	$682,429
The Company acquired certain intangible assets with its purchase of 100% of the outstanding common stock of VII on March 22, 2013. The Company accounts for intangible assets acquired in a business combination, if any, under the purchase method of accounting at their estimated fair values at the date of acquisition. Intangibles are either amortized over their estimated lives, if a definite life is determined, or are not amortized if their life is considered indefinite.

	2013	2012
Distributor relationship	$314,000	$-
IP/Technology	303,709	-
Domain names	46,000	-
Non-Compete covenants	23,000	-
	686,709	-
Less accumulated amortization	(32,750)	-
Intangible assets, net	$653,959	$-

Estimated Useful Lives [Member]
INTANGIBLE ASSETS (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	The estimated useful lives for significant intangible assets are as follows:
Distributor Relationship	10 years
Domain Names	10 years
IP/Technology/Patents	10 years
Non-Compete covenants	3 years
The estimated useful lives for significant intangible assets are as follows:
Distributor Relationship	10 years
Domain Names	10 years
Non-Compete covenants	3 years